Note 5 - Share Capital - Stock Options Issued and Outstanding (Details)		12 Months Ended
		Sep. 30, 2025 $ / shares	Sep. 30, 2024	Sep. 30, 2025 $ / shares	Sep. 30, 2023
Statement Line Items [Line Items]
Options, outstanding		359,950	340,400	359,950	212,161
Options, remaining life (Year)		3 years 9 months 3 days	3 years 1 month 17 days
Options expiring on November 17, 2025 [member]
Statement Line Items [Line Items]
Options, outstanding	[1]	14,200		14,200
Options, exercisable	[1]	14,200		14,200
Options, exercise price (in CAD per share)	[1]	$ 6.25
Options, remaining life (Year)	[1]	1 month 17 days
Options expiring on February 16, 2028 [member]
Statement Line Items [Line Items]
Options, outstanding		27,250		27,250
Options, exercisable		10,250		10,250
Options, exercise price (in CAD per share)		$ 5.25
Options, remaining life (Year)		2 years 4 months 17 days
Options expiring on April 28, 2026 [member]
Statement Line Items [Line Items]
Options, outstanding		102,500		102,500
Options, exercisable		37,500		37,500
Options, exercise price (in CAD per share)		$ 1.84
Options, remaining life (Year)		3 years 5 months 23 days
Options expiring on June 15, 2026 [member]
Statement Line Items [Line Items]
Options, outstanding		55,000		55,000
Options, exercisable		20,000		20,000
Options, exercise price (in CAD per share)		$ 1.65
Options, remaining life (Year)		4 years 3 days
Options expiring on February 26, 2030 [member]
Statement Line Items [Line Items]
Options, outstanding		126,000		126,000
Options, exercisable		0		0
Options, exercise price (in CAD per share)				$ 35
Options, remaining life (Year)		4 years 4 months 28 days
Options expiring on February 26, 2030 2 [member]
Statement Line Items [Line Items]
Options, outstanding		35,000		35,000
Options, exercisable		10,208		10,208
Options, exercise price (in CAD per share)				$ 35
Options, remaining life (Year)		4 years 4 months 28 days

[1]	12,800 of these stock options expired unexercised subsequent to the year ended September 30, 2025. See Note 14.